Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Computer equipment	6,562,127	9,764,297	1,573,719
Office building	911,482	1,776,651	286,344
Office building related facility, machinery and equipment	158,174	577,178	93,024
Vehicles	14,996	29,363	4,732
Office equipment	242,065	342,452	55,193
Leasehold improvements	234,180	311,076	50,136
Construction in progress	1,199,086	1,783,641	287,471

	9,322,110	14,584,658	2,350,619
Accumulated depreciation	(3,951,842)	(5,879,294)	(947,569)

	5,370,268	8,705,364	1,403,050